UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05813

LIQUID RESERVES PORTFOLIO
(FORMERLY CASH RESERVES PORTFOLIO)
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: FEBRUARY 29, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.
Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)

	Principal
	Amount
Issuer	(000 ’ s omitted)	Value

Asset Backed — 12.0%

K2 USA LLC,*
1.07% due 04/07/04	$140,000	$139,998,596
1.07% due 04/26/04	156,500	156,496,418
1.07% due 05/18/04	75,000	74,996,891
1.05% due 09/28/04	150,000	149,978,499
Links Finance Corp.,*
1.06% due 03/15/04	200,000	199,999,164
1.06% due 06/16/04	100,000	99,991,230
1.05% due 07/15/04	400,000	399,970,273
1.05% due 01/18/05	250,000	249,956,233
Premier Asset Coll
Entity Ltd.,*
1.06% due 04/26/04	100,000	99,998,474
1.06% due 05/17/04	125,000	124,997,385
Sigma Finance Corp.,*
1.07% due 04/05/04	500,000	499,995,192
1.06% due 04/28/04	100,000	99,997,622
1.07% due 04/30/04	250,000	249,993,852
1.05% due 07/15/04	373,000	372,965,350
1.06% due 08/17/04	250,000	249,970,902
1.05% due 01/18/05	175,000	174,969,363
1.05% due 01/21/05	100,000	99,977,793
Stanfield Victoria
Finance Ltd.,*
1.07% due 05/04/04	100,000	99,998,266
1.06% due 05/20/04	100,000	99,996,681
1.06% due 06/15/04	100,000	99,996,270
1.07% due 06/15/04	100,000	99,995,645
Whistlejacket
Capital Ltd.,*
1.05% due 06/28/04	50,000	49,996,766
1.05% due 12/15/04	111,000	110,977,800
White Pine
Finance LLC, *
1.05% due 09/15/04	100,000	99,986,475
1.05% due 09/28/04	108,000	107,984,312
1.05% due 10/25/04	118,000	117,984,569

		4,331,170,021

Bank Notes — 1.4%

Bank America
1.07% due 06/09/04	500,000	500,000,000

Certificates of Deposit (Euro) — 13.2%

Barclays Bank,
1.12% due 03/17/04	119,000	119,001,025
Credit Lyonnais
Grand Cayman,
1.11% due 04/02/04	150,000	150,000,663
Depfa Bank, PLC,
1.14% due 06/14/04	500,000	500,000,000
1.08% due 06/16/04	300,000	300,000,000
1.11% due 07/13/04	200,000	200,000,000
1.12% due 08/24/04	110,000	110,000,000

HBOS,
1.13% due 03/22/04	$164,000	$164,000,953
HBOS London,
1.11% due 05/06/04	200,000	200,003,641
1.11% due 05/10/04	350,000	350,003,390
1.11% due 05/24/04	100,000	100,002,324
San Paulo Imi Spa,
1.10% due 05/10/04	350,000	350,000,000
Unicredito Italiano,
1.11% due 03/12/04	200,000	200,001,777
1.08% due 03/16/04	200,000	200,000,000
1.09% due 03/24/04	100,000	100,000,000
1.13% due 04/05/04	100,000	100,002,900
1.08% due 04/07/04	150,000	150,000,000
1.15% due 04/30/04	150,000	150,000,000
Westdeutsche
Landesbank,
1.13% due 04/08/04	1,300,000	1,300,013,645

		4,743,030,318

Certificates of Deposit (Yankee) — 13.9%

Canadian Imperial Bank,
1.06% due 03/11/04	200,000	199,999,244
Credit Agricole,
1.12% due 06/30/04	250,000	250,000,000
Credit Lyonnias,
1.12% due 03/05/04	100,000	99,999,779
1.09% due 04/26/04	300,000	300,000,000
1.09% due 08/25/04	300,000	300,000,000
Danske Bank
1.08% due 08/31/04	300,000	300,000,000
Dexia Bank NY,
1.08% due 08/31/04	250,000	250,000,000
Landesbank Baden,
1.10% due 04/26/04	480,000	480,003,720
Nationwide
Building Soc.,
1.11% due 03/10/04	100,000	100,000,725
1.09% due 08/17/04	189,000	188,032,897
1.09% due 08/23/04	100,000	99,470,138
Nordeka Bank Finland,
1.07% due 06/30/04	117,000	117,000,000
Norddeutchse
Landesbank,
1.10% due 03/15/04	150,000	149,935,833
1.10% due 04/16/04	150,000	149,789,167
1.10% due 04/19/04	125,000	125,000,847
Norddeutchse
Landesbank Giro,
1.08% due 06/23/04	150,000	150,000,000
1.09% due 06/23/04	300,000	300,004,728
Svenska
Handelsbabken AB,
1.06% due 06/30/04	340,000	340,000,000
1.09% due 08/23/04	500,000	500,000,000

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit
(Yankee) — (cont’d)

Toronto Dominion Bank,
1.09% due 03/16/04	$250,000	$250,000,000
1.06% due 03/26/04	100,000	100,000,000
1.11% due 04/06/04	100,000	100,001,468
1.07% due 06/29/04	139,000	139,000,000

		4,988,238,546

Commercial Paper — 37.1%

ABSC Capital Corp,
1.08% due 03/12/04	100,000	99,967,000
Amstel Funding Corp.,
1.12% due 03/15/04	191,846	191,762,440
1.15% due 04/07/04	102,111	101,990,310
1.10% due 04/15/04	291,000	290,599,875
1.15% due 04/28/04	200,000	199,629,444
1.11% due 05/28/04	100,000	99,728,667
1.17% due 06/16/04	74,069	73,811,425
1.18% due 06/18/04	179,801	179,161,333
1.09% due 07/27/04	221,081	221,085,830
ANZ Delware Inc.,
1.10% due 04/19/04	189,500	189,217,566
Asset Portfolio Funding,
1.10% due 03/10/04	116,774	116,741,887
Atlantis One
Funding Corp.,
1.10% due 04/07/04	150,008	149,838,408
Atomium Funding Corp.,
1.12% due 03/15/04	128,372	128,316,087
1.11% due 03/16/04	107,000	106,950,513
1.11% due 03/17/04	120,735	120,675,437
1.06% due 04/20/04	120,098	119,921,189
1.05% due 05/11/04	102,813	102,600,091
1.07% due 05/21/04	186,534	186,084,919
1.08% due 06/03/04	75,000	74,788,500
BankAmerica Corp,
1.05% due 05/07/04	300,000	299,413,750
CANCARRA,
1.11% due 03/10/04	96,882	96,855,115
Crown Point Cap Co.,
1.13% due 03/03/04	100,385	100,359,792
1.12% due 03/11/04	250,906	250,827,940
1.06% due 05/13/04	253,256	252,711,640
1.13% due 08/10/04	100,000	99,491,500
Danske Corp Disc.,
1.08% due 08/23/04	200,000	198,950,000
1.08% due 08/27/04	232,000	230,754,160
Depfa Bank Europe,
1.11% due 04/01/04	105,712	105,610,957
Edison Asset Securitization
1.08% due 07/01/04	192,474	191,769,545
GE Capital Corp,
1.10% due 08/09/04 $	200,000	$199,016,111
GE Capital International
Funding Inc.,
1.09% due 08/17/04	200,000	198,976,611
1.09% due 08/18/04	200,000	198,970,556
Georgetown Funding,
1.14% due 03/16/04	607,973	607,684,213
1.06% due 04/15/04	220,000	219,708,500
Giro Balanced Funding,
1.05% due 05/20/04	124,309	124,018,946
Grampian Funding Ltd.,
1.10% due 03/05/04	155,000	154,981,056
1.10% due 03/29/04	519,000	518,555,967
1.07% due 06/02/04	147,000	146,593,668
1.09% due 07/16/04	129,000	128,464,901
1.10% due 08/09/04	128,000	127,370,311
1.10% due 08/10/04	233,000	231,846,650
1.08% due 08/23/04	129,000	128,322,750
Hannover,
1.05% due 03/03/04	123,001	122,993,825
1.06% due 04/28/04	216,821	216,450,718
HBOS Treasury
Services PLC,
1.10% due 03/10/04	150,000	149,958,750
1.10% due 03/12/04	100,000	99,966,389
1.10% due 03/18/04	200,000	199,896,583
1.10% due 03/22/04	200,000	199,872,250
1.10% due 04/16/04	100,000	99,859,444
KBC Financial
Products
International,
1.07% due 07/21/04	150,000	149,366,917
Mica Funding LLC,
1.12% due 03/05/04	250,000	249,968,889
1.15% due 03/10/04	100,000	99,971,250
1.08% due 04/22/04	200,000	199,688,000
1.06% due 05/24/04	100,000	99,752,667
1.08% due 06/10/04	112,000	111,660,640
Moat Funding LLC,
1.13% due 03/11/04	100,000	99,968,611
1.13% due 03/12/04	100,000	99,965,473
Nyala Funding LLC,
1.13% due 03/15/04	114,929	114,878,495
1.07% due 06/15/04	130,000	129,590,428
Perry Global Fund,
1.13% due 03/17/04	106,557	106,503,485
1.13% due 03/25/04	186,042	185,901,848
1.14% due 05/14/04	100,000	99,765,667
Regency Markets LLC,
1.05% due 05/20/04	156,193	155,828,550
Saint Germain Holdings,
1.15% due 03/23/04	130,000	129,908,639

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)

Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Santander,
1.10% due 04/01/04	$249,000	$248,764,142
1.10% due 04/16/04	425,000	424,404,237
1.08% due 08/16/04	100,000	99,496,000
Scaldis,
1.10% due 03/26/04	80,415	80,353,572
Silver Tower
US Funding,
1.08% due 04/13/04	130,000	129,832,300
1.07% due 04/23/04	100,000	99,842,473
Special Purpose Accounts,
1.08% due 04/01/04	149,000	149,000,000
1.08% due 04/13/04	200,000	200,000,000
Spintab Mortgage,
1.11% due 03/15/04	195,000	194,915,825
1.11% due 03/25/04	128,000	127,905,280
1.12% due 04/07/04	248,000	247,715,799
Stadshypotek Del Inc.,
1.13% due 03/12/04	100,000	99,965,472
Tulip Funding Inc.,
1.14% due 03/01/04	350,000	350,000,000
Victory Receivable Corp.,
1.05% due 03/24/04	200,588	200,453,439

		13,338,491,617

Corporate Notes — 8.3%

Brahms Funding Corp.,
1.09% due 03/01/04	500,811	500,811,000
Fenway Funding,
1.10% due 03/05/04	124,370	124,354,799
1.08% due 03/26/04	128,616	128,519,538
1.08% due 03/29/04	150,000	149,874,000
1.08% due 03/30/04	200,359	200,184,688
1.08% due 04/07/04	100,126	100,014,860
Foxboro Funding Ltd.,
1.08% due 03/11/04	100,000	99,970,000
1.09% due 03/17/04	167,632	167,550,793
1.11% due 03/19/04	119,792	119,725,515
1.09% due 03/24/04	101,744	101,673,147
Harwood Funding Corp.,
1.17% due 03/18/04	300,000	299,834,250
Main Street,
1.18% due 03/09/04	100,000	99,973,778
1.10% due 03/15/04	100,000	99,957,222
1.09% due 03/18/04	165,000	164,915,071
1.09% due 03/24/04	150,000	149,895,542
1.09% due 03/26/04	276,050	275,841,042
Mittens,
1.08% due 04/26/04	100,000	99,832,000
Park Granada LLC,
1.06% due 03/02/04	99,800	99,797,061

		2,982,724,306

Master Notes — 2.9%

Merrill Lynch,
1.21% due 03/01/04	$202,800	$202,800,000
Morgan Stanley,
1.26% due 03/01/04	850,000	850,000,000

		1,052,800,000

Medium Term Notes — 6.4%

Blue Heron Funding,*
1.12% due 03/19/04	200,000	200,000,000
1.12% due 05/19/04	438,750	438,750,000
1.12% due 05/28/04	180,000	180,000,000
1.12% due 10/15/04	500,000	500,000,000
1.12% due 12/17/04	175,000	175,000,000
Cit Group Inc.,*
1.25% due 12/01/04	150,000	150,000,000
Credit Suisse
First Boston,*
1.08% due 09/20/04	270,000	270,000,000
Merrill Lynch & Co. Inc.,*
1.10% due 02/03/09	385,000	385,000,000

		2,298,750,000

Promissory Note — 3.0%

Goldman Sachs,
1.21% due 09/27/04	1,100,000	1,100,000,000

Time Deposits — 1.0%

National City Bank
Grand Cayman,
1.04% due 03/01/04	352,608	352,608,000

United States
Government Agencies — 0.7%

Federal National
Mortgage Association,*
1.06% due 07/20/04	250,093	250,046,870

Total Investments,
at Amortized
Cost	99.9%	35,937,859,678
Other Assets,
Less Liabilities	0.1	20,645,654

Net Assets	100.0%	$35,958,505,332

* Variable interest rates—subject to periodic change
.

See notes to financial statements

Liquid Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments at value (Note 1A)	35,937,859,678
Interest receivable	25,315,870

Total assets	35,963,175,548

Liabilities:
Accrued expenses and other liabilities	2,538,057
Management fees payable (Note 2)	2,132,159

Total liabilities	4,670,216

Net Assets	$35,958,505,332

Represented by:
Paid-in capital for beneficial interests	$35,958,505,332

See notes to financial statements

Liquid Reserves Portfolio
S T A T E M E N T    O F    O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Interest Income (Note 1B):		221,037,665

Expenses:
Management fees (Note 2)	$29,466,742
Custody and fund accounting fees	4,165,353
Trustees’ fees	220,515
Legal fees	70,055
Audit fees	21,925
Other	27,556

Total expenses	33,972,146

Less: aggregate amounts waived by the Manager (Note 2)	(14,290,787)
Less: fees paid indirectly (Note 1F)	(291)

Net expenses		19,681,068

Net investment income		201,356,597
Net Realized Gain on Investments		2,456,400

Net Increase in Net Assets Resulting from Operations		$203,812,997

See notes to financial statements

Liquid Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$201,356,597	$619,131,302
Net realized gain on investments	2,456,400	—

Net increase in net assets from operations	203,812,997	619,131,302

Capital Transactions:
Proceeds from contributions	43,419,689,427	95,248,125,837
Value of withdrawals	(47,112,090,932)	(101,427,035,864)

Net decrease in net assets from
capital transactions	(3,692,401,505)	(6,178,910,027)

Net Decrease in Net Assets	(3,488,588,508)	(5,559,778,725)

Net Assets:
Beginning of period	39,447,093,840	45,006,872,565

End of period	$35,958,505,332	$39,447,093,840

See notes to financial statements

Liquid Reserves Portfolio
N O T E S    TO    F I N A N C I A L    S T A T E M E N T S    (Unaudited)

1. Significant Accounting Policies Cash Reserves Portfolio changed its name to Liquid Reserves Portfolio (the “Portfolio”) on February 27, 2004. The Portfolio is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the finan-cial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

Liquid Reserves Portfolio
N O T E S    TO    F I N A N C I A L    S T A T E M E N T S    (Unaudited)  (Continued)

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $29,466,742 of which $14,290,787 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are offi-cers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $410,444,885,757 and $414,040,957,601, respectively, for the six months ended February 29, 2004.

4.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

5. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee

Liquid Reserves Portfolio
N O T E S    TO    F I N A N C I A L    S T A T E M E N T S    (Unaudited)  (Continued)

Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

Liquid Reserves Portfolio
F I N A N C I A L    H I G H L I G H T S

	Six Months Ended			Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Ratios/Supplemental Data:
Net assets
(000’s omitted)	$35,958,505		$39,447,094	$45,006,873	$32,073,343	$14,392,341	$14,929,345
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	1.04	%*	1.39%	2.29%	5.27%	5.93%	5.13%
Total return	0.92	%**	1.49%	2.36%	N/A	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.17	%*	0.17%	0.19%	0.22%	0.22%	0.22%
Net investment income
to average net assets	0.97	%*	1.32%	2.20%	5.15%	5.81%	5.01%

* Annualized
** Not Annualized

See notes to financial statements

ITEM 2.    CODE OF ETHICS.

           Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable.

Item 4.    Principal Accountant Fees and Services

           Not applicable

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

                    Not applicable.

ITEM 6.    [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
           MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
           COMPANIES.

           Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

           No changes.

ITEM 10.   CONTROLS AND PROCEDURES.

(a)        The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company
           Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
           under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
           1934

(b)        There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
           that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report)
           that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.   EXHIBITS.

                  (a)(2) Attached hereto.

                  Exhibit 99.CERT         Certifications pursuant to section 302
                                          of theSarbanes-Oxley Act of 2002

                  (b) Furnished.

                  Exhibit 99.906CERT      Certifications pursuant to Section 906
                                          of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

LIQUID RESERVES PORTFOLIO
(FORMERLY CASH RESERVES PORTFOLIO)

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
LIQUID RESERVES PORTFOLIO
(FORMERLY CASH RESERVES PORTFOLIO)

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
LIQUID RESERVES PORTFOLIO
(FORMERLY CASH RESERVES PORTFOLIO)

Date: May 5, 2004

By:  /s/ Andrew B. Shoup
     Chief Administrative Officer of
LIQUID RESERVES PORTFOLIO
(FORMERLY CASH RESERVES PORTFOLIO)

Date: May 5, 2004